RELATED PARTY TRANSACTIONS - A summary of significant related party transactions (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 21, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Provision of exploration, oil and gas development, oil and gas production as well as sales, management and ancillary services by the CNOOC Group to the Group
Provision of exploration and support services		¥ 5,601	$ 858	¥ 12,342	¥ 13,135
Provision of sales, management and ancillary services (note b)		8,821	$ 1,352	8,062	7,429
Interest income received by the Group
Interest income from deposits in CNOOC Finance		1,473		1,067	798
Balances with the CNOOC Group
Amount due to CNOOC - included in other payables and accrued liabilities		2		3		$ 0
Amounts due to other related parties - included in trade and accrued payables		23,097		20,318		3,540
Amounts due to other related parties - included in lease liabilities		7,319		8,487	0
Amounts due from other related parties - included in trade receivables		9,474		10,006		1,452
Amounts due from other related parties - included in other current assets		10,531		8,963		1,614
Transactions and balances with other state-owned enterprises
Cash and cash equivalents		24,019		33,679	14,995	3,681	$ 5,162		¥ 12,949
Time deposits with maturity over three months		41,812		17,160		$ 6,408
Specified dismantlement fund accounts (note 20)		9,738		8,860
CNOOC Group [member]
Provision of exploration, oil and gas development, oil and gas production as well as sales, management and ancillary services by the CNOOC Group to the Group
Provision of exploration and support services		8,536		10,284	7,378
Inclusive of amounts capitalized under property, plant and equipment		5,962		6,369	3,803
Provision of oil and gas development and support services		36,776		31,723	24,061
Provision of oil and gas production and support services (note a)		9,726		9,414	9,284
Provision of sales, management and ancillary services (note b)		1,940		1,261	1,460
FPSO vessel leases (note c)	[1]	1,249		1,236	1,213
Total expenses arising from povision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group		58,227		53,918	43,396
Sales of petroleum and natural gas products by the Group to the CNOOC Group
Sales of petroleum and natural gas products (other than long-term sales of natural gas and liquefied natural gas) (note d)		88,843		132,222	131,730
Long term sales of natural gas and liquefied natural gas (note e)		14,613		15,425	15,461
Total revenue from sales of petroleum and natural gas products by the Group to the CNOOC Group		103,456		147,647	147,191
Balances with the CNOOC Group
Amounts payable, related party transactions		27,866		25,648
CNOOC [member]
Balances with the CNOOC Group
Amount due to CNOOC - included in other payables and accrued liabilities		2		3
Other related parties [member]
Balances with the CNOOC Group
Amounts due to other related parties - included in trade and accrued payables		23,097		20,318
Amounts due to other related parties - included in lease liabilities		4,767		5,327
Amounts due from other related parties - included in trade receivables		9,508		14,788
Amounts due from other related parties - included in other current assets		741		512
Amounts receivable, related party transactions		10,249		15,300
CNOOC Finance Corporation Limited [member]
Interest income received by the Group
Interest income from deposits in CNOOC Finance		303		333	¥ 391
Deposits balances made by the Group
Deposits in CNOOC Finance		¥ 23,370		23,380
Transactions and balances with other state-owned enterprises
Proportion of ownership interest in associate		31.80%	31.80%
A joint venture [member]
Balance with a joint venture
Amount due from a joint venture - included in other current assets		¥ 82		77
State-owned enterprises [member]
Transactions and balances with other state-owned enterprises
Cash and cash equivalents		14,071		22,129
Time deposits with maturity over three months		21,844		221
Specified dismantlement fund accounts (note 20)		9,738		8,860
Total cash in bank and time deposits with certain state-owned banks in the PRC		¥ 45,653		31,210
Minimum [member] | CNOOC Group [member]
Transactions and balances with other state-owned enterprises
Term of long term sale contracts		5 years	5 years
Maximum [member] | CNOOC Group [member]
Transactions and balances with other state-owned enterprises
Term of long term sale contracts		25 years	25 years
Maximum [member] | CNOOC Finance Corporation Limited [member]
Transactions and balances with other state-owned enterprises
Maximum daily outstanding balance for deposits and interest from related parties		¥ 23,500		¥ 23,500				¥ 23,500

[1]	For the right-of-use assets recognized during this period from the lease agreements with CNOOC Group please refer to note 15.